Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan has evaluated subsequent events through June 26, 2026. There were no subsequent events that require recognition or disclosure in the accompanying financial statements.